Income Taxes (Income Tax Payables and Income Tax Receivables) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income taxes receivable—current	$ 107	$ 184
Income Taxes Receivable, Noncurrent	69	2
Total income taxes receivable	176	186
Income taxes payable—current	104	133
Income taxes payable—noncurrent	0	0
Total income taxes payable	$ 104	$ 133